Property, furniture and equipment, net - Summary of lease related transactions recognized in income statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses of right-of-use assets	S/ 47,213	S/ 47,819	S/ 49,305
Interest expenses of lease liabilities, Note 19(a)	9,545	7,627	5,562
Short-term lease expenses and low value assets, see Note 24(c)	5,229	5,317	9,643
Total amount recognized in the consolidated statement of income	S/ 61,987	S/ 60,763	S/ 64,510